Income Taxes (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				$ 81,700,000
Research and development tax credits			$ 1,945,000	1,945,000	$ 1,945,000
Increase in valuation allowance				1,300,000
Operating loss carryforwards			16,116,000	$ 19,311,000	$ 16,116,000
Effective tax rate
Income tax expense or benefit
Eos SENOLYTIXS Inc [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 77,000	$ 330,000	$ 77,000
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Income tax expense or benefit
Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Research and development tax credits				$ 1,900,000
Tax credit carryforwards expiration				expiration at various times through 2044
Income Tax Jurisdiction, Domestic State and Local [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration				between 2030 and 2045
State net operating loss carryforwards				$ 33,900,000
Tax Year 2026 to 2037 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				$ 3,800,000
Net operating loss carryforwards expiration				expiration between 2026 and 2037
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				$ 77,900,000